Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished goods	$ 86,980	$ 81,564
Work-in-process	10,595	7,562
Raw materials	99,845	104,928
Total inventories	$ 197,420	$ 194,054